ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Balance Sheets - Parenthetical) (Details) - $ / shares	Dec. 31, 2019	May 31, 2019	Dec. 31, 2018	Feb. 28, 2018
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00002	$ 0.00002	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	500,000,000		500,000,000
Ordinary shares, shares issued	180,653,497		158,587,937
Ordinary shares, shares outstanding	178,930,297		156,864,737
Treasury stock at cost, shares	1,723,200		1,723,200
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00002		$ 0.00002
Ordinary shares, shares authorized	500,000,000		500,000,000
Ordinary shares, shares issued	180,653,497		133,869,274
Ordinary shares, shares outstanding	178,930,297		156,864,737
Treasury stock at cost, shares	1,723,200		1,723,200